CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Current
Cash and cash equivalents	$ 110,425	$ 95,560
Short-term investments	2,951	6,575
Restricted cash	3,294	2,510
Trade receivables	78,779	112,949
Inventories:
Ore stockpiles	52,277	67,764
Concentrates and dore	77,969	50,332
Supplies	206,096	149,647
Available-for-sale securities (note 7)	147,961	99,109
Other current assets	117,782	89,776
Total current assets	797,534	674,222
Other assets	52,604	61,502
Goodwill	200,064	200,064
Property, plant and mine development	4,493,849	4,564,563
TOTAL ASSETS	5,544,051	5,500,351
Current
Accounts payable and accrued liabilities	226,414	160,375
Reclamation provision	44,400
Dividends payable	26,929	108,009
Interest payable	19,855	9,743
Income taxes payable	9,927	14,450
Capital lease obligations	10,662	10,592
Fair value of derivative financial instruments (note 9)	17,308	142
Total current liabilities	355,495	303,311
Long-term debt (note 8)	650,000	650,000
Reclamation provision and other liabilities	138,720	145,536
Future income and mining tax liabilities	677,072	736,054
SHAREHOLDERS' EQUITY
Common shares (note 5)	3,117,067	3,078,217
Stock options (note 6)	110,127	78,554
Warrants	24,858	24,858
Contributed surplus	15,164	15,166
Retained earnings	472,740	440,265
Accumulated other comprehensive income (loss)	(17,192)	28,390
Total shareholders' equity	3,722,764	3,665,450
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,544,051	$ 5,500,351

CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
REVENUES
Revenues from mining operations	$ 520,537	$ 398,478	$ 1,366,296	$ 983,517
COSTS, EXPENSES AND OTHER INCOME
Production	237,190	196,674	648,511	481,474
Exploration and corporate development	9,610	19,491	43,877	39,950
Amortization of property, plant and mine development	67,104	48,145	188,268	122,651
General and administrative (note 12)	20,410	19,925	79,684	71,595
Provincial capital tax		(6,934)		(6,779)
Interest	14,918	14,722	42,915	34,535
Loss (gain) on derivative financial instruments (note 9)	1,678	1,330	(654)	(3,826)
Interest and sundry loss (income) (note 10)	46	(1,784)	22	(3,943)
Loss (gain) on sale and write-down of available-for-sale securities (note 7)	3,402	(7,839)	(1,412)	(8,185)
Gain on acquisition of Comaplex		(57,526)		(57,526)
Loss on Goldex Mine (note 13)	298,183		298,183
Gain on sale of mining property		(8,888)		(8,888)
Foreign currency translation loss (gain)	(21,420)	17,685	(4,642)	9,159
Income (loss) before income and mining taxes	(110,584)	163,477	71,544	313,300
Income and mining tax (benefit) expense	(28,970)	42,016	39,069	69,147
Net income (loss) for the period	(81,614)	121,461	32,475	244,153
Net income (loss) per share - basic (in dollars per share)	$ (0.48)	$ 0.73	$ 0.19	$ 1.52
Net income (loss) per share - diluted (in dollars per share)	$ (0.48)	$ 0.71	$ 0.19	$ 1.49
Weighted average number of common shares outstanding (in thousands)
Basic (in shares)	169,238	167,461	169,055	160,353
Diluted (in shares)	169,238	170,679	172,646	163,342
Comprehensive income:
Net income (loss) for the period	(81,614)	121,461	32,475	244,153
Other comprehensive income (loss):
Unrealized (loss) gain on available-for-sale securities	(36,226)	6,240	(32,651)	39,211
Unrealized loss on derivative financial instruments	(15,994)		(15,994)
Adjustments for realized gain (loss) on available-for-sale securities due to dispositions and write-downs during the period	3,402	(7,840)	(1,412)	(8,186)
Net amount reclassified to income due to acquisition of business		(64,508)		(64,508)
Amortization of unrecognized gain (loss) on pension liability	110	(47)	330	(141)
Tax effect of other comprehensive income items	4,190	12	4,145	36
Other comprehensive loss for the period	(44,518)	(66,143)	(45,582)	(33,588)
Comprehensive income (loss) for the period	$ (126,132)	$ 55,318	$ (13,107)	$ 210,565

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Retained earnings	Accumulated other comprehensive income (loss)
Balance at Dec. 31, 2009		$ 216,158	$ 51,049
Increase (Decrease) in Shareholders' Equity
Net income (loss) for the period	244,153	244,153
Other comprehensive loss for the period	(33,588)		(33,588)
Balance at Sep. 30, 2010	(17,461)	460,311	17,461
Balance at Jun. 30, 2010		338,850	83,604
Increase (Decrease) in Shareholders' Equity
Net income (loss) for the period	121,461	121,461
Other comprehensive loss for the period	(66,143)		(66,143)
Balance at Sep. 30, 2010	(17,461)	460,311	17,461
Balance at Dec. 31, 2010	440,265	440,265	28,390
Increase (Decrease) in Shareholders' Equity
Net income (loss) for the period	32,475	32,475
Other comprehensive loss for the period	(45,582)		(45,582)
Balance at Sep. 30, 2011	472,740	472,740	(17,192)
Balance at Jun. 30, 2011		554,354	27,326
Increase (Decrease) in Shareholders' Equity
Net income (loss) for the period	(81,614)	(81,614)
Other comprehensive loss for the period	(44,518)		(44,518)
Balance at Sep. 30, 2011	$ 472,740	$ 472,740	$ (17,192)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Operating activities
Net income (loss) for the period	$ (81,614)	$ 121,461	$ 32,475	$ 244,153
Add (deduct) items not affecting cash:
Amortization of property, plant and mine development	67,104	48,145	188,268	122,651
Future income and mining taxes	(73,348)	33,176	(47,434)	46,702
Loss on Goldex Mine	298,183		298,183
Loss (gain) on sale and write-down of available-for-sale securities and derivative financial instruments	6,865	(5,407)	(97)	(9,582)
Gain on acquisition of Comaplex		(57,526)		(57,526)
Stock-based compensation	10,183	9,376	37,951	35,711
Foreign currency translation loss (gain)	(21,420)	17,685	(4,642)	9,159
Other	7,572	3,968	17,464	11,040
Changes in non-cash working capital balances
Trade receivables	(13,958)	(18,459)	34,170	9,757
Income taxes payable	6,971	(14,443)	(5,536)	252
Other taxes recoverable	(4,857)	(12,585)	14,582	(22,766)
Inventories	(12,631)	(30,303)	(66,893)	(71,912)
Other current assets	(18,710)	7,406	(43,208)	(3,198)
Interest payable	10,047	9,692	10,112	17,915
Accounts payable and accrued liabilities	17,183	44,643	66,039	60,538
Cash provided by operating activities	197,570	156,829	531,434	392,894
Investing activities
Additions to property, plant and mine development	(164,003)	(174,058)	(375,254)	(403,638)
Decrease (increase) in short-term investments	(481)	(1,895)	3,624	(1,721)
Net proceeds on sale of available-for-sale securities and other		12,623	9,330	14,004
Purchases of available-for-sale securities	(83,533)	(418)	(90,818)	(6,708)
(Increase) decrease in restricted cash	245	(50)	(784)	(1,890)
Cash used in investing activities	(247,772)	(163,798)	(453,902)	(399,953)
Financing activities
Dividends paid	(23,571)		(72,704)	(26,830)
Repayment of capital lease obligations	(2,564)	(2,664)	(9,803)	(12,776)
Proceeds from long-term debt	125,000	70,000	205,000	1,271,000
Repayment of long-term debt	(75,000)	(90,000)	(205,000)	(1,271,000)
Sale-leaseback financing		3,856		6,861
Credit facility financing cost	(2,494)	(187)	(2,494)	(12,675)
Proceeds from common shares issued	7,735	19,526	23,085	33,883
Cash provided by (used in) financing activities	29,106	531	(61,916)	(11,537)
Effect of exchange rate changes on cash and cash equivalents	(1,429)	(177)	(751)	(492)
Net increase (decrease) in cash and cash equivalents during the period	(22,525)	(6,615)	14,865	(19,088)
Cash and cash equivalents, beginning of period	132,950	147,807	95,560	160,280
Cash and cash equivalents, end of period	110,425	141,192	110,425	141,192
Supplemental cash flow information:
Interest paid	5,439	3,534	31,743	16,964
Income, mining and capital taxes paid	$ 39,720	$ 16,028	$ 89,476	$ 17,525

BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2011
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1.     BASIS OF PRESENTATION

  The accompanying unaudited interim consolidated financial statements of Agnico-Eagle Mines Limited ("Agnico-Eagle" or the "Company") have been prepared in accordance with United States generally accepted accounting principles ("GAAP") in US dollars. They do not include all of the disclosures required by GAAP for annual financial statements. Accordingly, these unaudited interim consolidated financial statements should be read in conjunction with the fiscal 2010 annual consolidated financial statements, including the accounting policies and notes thereto, included in the Annual Report and Annual Information Form/Form 20-F for the year ended December 31, 2010. In the opinion of management, the unaudited interim consolidated financial statements reflect all adjustments, which consist only of normal and recurring adjustments necessary to present fairly the financial position as at September 30, 2011 and the results of operations and cash flows for the three and nine months ended September 30, 2011 and 2010.

  Operating results for the three and nine months ended September 30, 2011 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2011.

USE OF ESTIMATES	9 Months Ended
Sep. 30, 2011
USE OF ESTIMATES
USE OF ESTIMATES

2.     USE OF ESTIMATES

  The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Management believes that the estimates used in the preparation of the interim consolidated financial statements are reasonable and prudent; however, actual results could differ from these estimates.

ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2011
ACCOUNTING POLICIES
ACCOUNTING POLICIES

3.     ACCOUNTING POLICIES

  These interim consolidated financial statements follow the same accounting policies and methods of their application as the December 31, 2010 audited annual consolidated financial statements except for the changes discussed below.

  Recently Adopted Accounting Pronouncements

  Fair Value Accounting

  In January 2010, the Financial Accounting Standards Board ("FASB") guidance for fair value measurements and disclosures was updated to require additional disclosures. The updated guidance was effective for the Company's fiscal year beginning January 1, 2010, with the exception of the Level 3 disaggregation which was effective for the Company's fiscal year beginning January 1, 2011. Adoption of this updated guidance had no impact on the Company's financial position, results of operation or cash flows. See Note 4 for details regarding the Company's assets and liabilities measured at fair value.

  Business Combinations

  In December 2010, the Accounting Standards Codification ("ASC") guidance for business combinations was updated to clarify existing guidance which requires a public entity to disclose pro forma revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual period only. The update also expands the supplemental pro forma disclosures required to include a description of the nature and amount of material, non-recurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. Adoption of this updated guidance, effective for the Company's fiscal year beginning January 1, 2011, had no impact on the Company's financial position, results of operations or cash flows.

  Revenue Recognition — Multiple-Deliverable Revenue Arrangements

  In October 2009, the FASB issued an amendment to its guidance on multiple - deliverable revenue arrangements which is effective for fiscal years beginning on or after June 15, 2010. This updated guidance addresses accounting and reporting for arrangements under which the vendor will perform multiple revenue - generating activities, including how to separate deliverables and measure and allocate the arrangement consideration. This amendment also significantly expands the disclosure requirements related to a vendor's multiple-deliverable revenue arrangement. Based on the Company's assessment, these changes did not have an impact on its current accounting for revenue or required disclosures.

  Recently Issued Accounting Pronouncements

  Comprehensive Income

  In June 2011, ASC guidance was issued related to comprehensive income. Under the updated guidance, an entity will have the option to present the total of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, the update requires certain disclosure requirements when reporting other comprehensive income. The update does not change the items reported in other comprehensive income or when an item of other comprehensive income must be reclassified to income. The update is effective for the Company's fiscal year beginning January 1, 2012. The Company does not expect the updated guidance to have an impact on the consolidated financial position, results of operations or cash flows.

  Fair Value Accounting

  In May 2011, ASC guidance was issued related to disclosures around fair value accounting. The updated guidance clarifies different components of fair value accounting including the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity's shareholders' equity and disclosing quantitative information about the unobservable inputs used in fair value measurements that are categorized in Level 3 of the fair value hierarchy. The update is effective for the Company's fiscal year beginning January 1, 2012. The Company does not expect the updated guidance to have a significant impact on the consolidated financial position, results of operations or cash flows.

  Goodwill Impairment

  In September 2011, ASC guidance was issued related to testing goodwill for impairment. Under the updated guidance, entities are permitted to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test per Topic 350. Previous guidance required an entity to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit is less than its carrying amount, then the second step of the test would be performed to measure the amount of the impairment loss, if any. An entity is no longer required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The update is effective for the Company's fiscal year beginning January 1, 2012, with earlier application permitted. The Company is in the process of evaluating the impact of the updated guidance, including the potential for early application, on its goodwill impairment assessment processes.

FAIR VALUE MEASUREMENT	9 Months Ended
Sep. 30, 2011
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

4.     FAIR VALUE MEASUREMENT

  ASC 820 — Fair Value Measurement and Disclosure defines fair value, establishes a framework for measuring fair value under GAAP, and requires expanded disclosures about fair value measurements. The three levels of the fair value hierarchy under the Fair Value Measurements and Disclosure Topic of the FASB Accounting Standards Codification are as follows:

    Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

    Level 2 — Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

    Level 3 — Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

  Fair value is the value at which a financial instrument could be closed out or sold in a transaction with a willing and knowledgeable counterparty over a period of time consistent with the Company's investment strategy. Fair value is based on quoted market prices, where available. If market quotes are not available, fair value is based on internally developed models that use market-based or independent information as inputs. These models could produce a fair value that may not be reflective of future fair value.

  The following table sets forth the Company's financial assets and liabilities measured at fair value within the fair value hierarchy.

	Total	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents, and short-term investments(1)	$7,212	$—	$7,212	$—
Available-for-sale securities(2)(3)	147,961	145,228	2,733	—
Trade receivables(4)	78,779	—	78,779	—
Derivative assets(3)	—	—	—	—

	$233,952	$145,228	$88,724	$—

Financial liabilities:
Derivative liabilities(3)	$17,308	$—	$17,308	$—

  (1)
  Fair value approximates the carrying value due to the short-term nature.

  (2)
  Recorded at fair value using quoted market prices.

  (3)
  Recorded at fair value based on broker-dealer quotations.

  (4)
  Trade receivables from provisional invoices for concentrate sales are included within Level 2 as they are valued using quoted forward rates derived from observable market data on the month of expected settlement.

  Both the Company's cash equivalents and short-term investments are classified within Level 2 of the fair value hierarchy because they are held to maturity and are valued using interest rates observable at commonly quoted intervals. Cash equivalents are market securities with remaining maturities of three months or less at the date of purchase. The short-term investments are market securities with remaining maturities of over three months at the date of purchase.

  The Company's available-for-sale securities are recorded at fair value using quoted market prices or broker-dealer quotations. The Company's available-for-sale securities that are valued using quoted market prices are classified as Level 1 of the fair value hierarchy. The Company's available-for-sale securities classified as Level 2 of the fair value hierarchy consist of equity warrants, which are recorded at fair value based on broker-dealer quotations.

  In the event that a decline in the fair value of an investment occurs and the decline in value is considered to be other-than-temporary, an impairment charge is recorded in the interim consolidated statements of income (loss) and comprehensive income (loss) and a new cost basis for the investment is established. The Company assesses whether a decline in value is considered to be other-than-temporary by considering available evidence, including changes in general market conditions, specific industry and individual company data, the length of time and the extent to which the fair value has been less than cost, the financial condition and the near-term prospects of the individual investment. New evidence could become available in future periods which would affect this assessment and thus could result in material impairment charges with respect to those investments for which the cost basis exceeds its fair value.

SHAREHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2011
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

5.     SHAREHOLDERS' EQUITY

  During the first quarter of 2009, the Company implemented a restricted share unit plan for certain employees. A deferred compensation balance was recorded for the total grant-date value on the date of the grant. The deferred compensation balance was recorded as a reduction of shareholders' equity and is being amortized as compensation expense (or capitalized to construction in progress) over the applicable vesting period.

  During the first quarter of 2011, the Company funded the plan by transferring  $3.7 million (2010 —  $4.0 million) to an employee benefit trust (the "Trust") that then purchased shares of the Company in the open market. The Trust is funded once per year during the first quarter of each year. For accounting purposes, the Trust is treated as a variable interest entity and consolidated in the accounts of the Company. On consolidation, the dividends paid on the shares held by the Trust were eliminated. The shares purchased and held by the Trust are treated as not being outstanding for the basic earnings per share ("EPS") calculations. They are included in basic EPS once they have vested. All of the unvested shares held by the Trust were included in the diluted EPS calculations.

  The following table presents the maximum number of common shares that would be outstanding if all instruments outstanding at September 30, 2011 were exercised:

Common shares outstanding at September 30, 2011	169,377,973
Employees' stock options	8,960,551
Warrants	8,600,000
Restricted share unit plan	50,391

186,988,915

  During the nine months ended September 30, 2011, 2,620,785 (2010 — 2,911,080) options were granted with a weighted average exercise price of C $76.24 (2010 — C $57.42), 306,688 (2010 — 673,098) employee stock options were exercised for cash of  $13.5 million (2010 —  $26.6 million), and 116,250 (2010 — 196,800) options were cancelled with a weighted average exercise price of C $67.40 (2010 — C $57.84).

  During the three months ended September 30, 2011, 27,000 (2010 — 116,000) options were granted with a weighted average exercise price of C $55.25 (2010 — C $66.26), 89,300 (2010 — 387,725) employee stock options were exercised for cash of  $4.6 million (2010 —  $17.1 million), and 24,500 (2010 — 143,750) options were cancelled with a weighted average exercise price of  $69.37 (2010 — C $58.63).

  The following table illustrates the changes in common shares outstanding for the nine months ended September 30, 2011:

	# of Shares	$ Amount
Common shares outstanding, beginning of period	168,720,355	3,078,217
Shares issued under Employee Stock Option Plan	306,688	16,972
Shares issued under Incentive Share Purchase Plan	223,191	14,238
Shares issued under Dividend Reinvestment Plan	134,990	8,494
Restricted share unit plan	(7,251)	(854)

Common shares outstanding, end of period	169,377,973	3,117,067

  The following table provides the reconciliation for the weighted average number of common shares in the calculation of basic and diluted income (loss) per share:

	Three months ended September 30,		Nine months ended September 30,
	2011	2010	2011	2010
Net income (loss)	$(81,614)	$121,461	$32,475	$244,153

Weighted average number of common shares outstanding — basic (in thousands)	169,238	167,461	169,055	160,353
Add: Dilutive impact of employee stock options	—	1,131	1,094	1,131
Dilutive impact of warrants	—	2,040	2,447	1,811
Dilutive impact of treasury shares related to restricted share unit plan	—	47	50	47

Weighted average number of common shares outstanding — diluted (in thousands)	169,238	170,679	172,646	163,342

Net income (loss) per share — basic	$(0.48)	$0.73	$0.19	$1.52

Net income (loss) per share — diluted	$(0.48)	$0.71	$0.19	$1.49

  The calculation of diluted net income (loss) per share has been computed using the treasury stock method.

  For the three months ended September 30, 2011, all employee stock options, warrants, and treasury shares related to the restricted share unit plan were excluded from the computation of diluted weighted average common shares because their effect would have been anti-dilutive.

  For the nine months ended September 30, 2011, there were 738,321 employee stock options excluded from the computation of diluted weighted average common shares because their effect would have been anti-dilutive. For the three and nine months ended September 30, 2010, there were 1,033,525 employee stock options excluded from the computation of diluted weighted average common shares because their effect would have been anti-dilutive.

  For the nine months ended September 30, 2011, and the three and nine months ended September 30, 2010, the Company's warrants and treasury shares related to the restricted share unit plan were dilutive and were included in the calculation of diluted net income (loss) per share.

STOCK-BASED COMPENSATION	9 Months Ended
Sep. 30, 2011
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

6.     STOCK-BASED COMPENSATION

  The following summary sets out the activity with respect to the Company's outstanding stock options:

	Nine months ended September 30, 2011
	# of Options	Weighted average exercise price
		(C $)
Outstanding, beginning of period	6,762,704	$56.94
Granted	2,620,785	$76.24
Exercised	(306,688)	$43.56
Cancelled	(116,250)	$67.40

Outstanding, end of period	8,960,551	$62.91

Options exercisable at end of period	5,115,072	$59.40

  For the nine months ended September 30, 2011 and 2010, the Company estimated the fair value of options under the Black-Scholes option pricing model using the following weighted average assumptions:

	2011	2010
Risk-free interest rate	1.95%	1.86%
Expected life of options (in years)	2.5	2.5
Expected volatility of the Company's share price	34.63%	43.85%
Expected dividend yield	0.89%	0.42%

AVAILABLE-FOR-SALE SECURITIES	9 Months Ended
Sep. 30, 2011
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES

7.     AVAILABLE-FOR-SALE SECURITIES

  During the three months ended September 30, 2011, the Company received proceeds of nil (2010 —  $11.1 million) from the sale of certain available-for-sale securities and recognized a gain before income taxes of nil (2010 —  $7.8 million).

  During the nine months ended September 30, 2011, the Company received proceeds of  $9.3 million (2010 —  $11.6 million) from the sale of certain available-for-sale securities and recognized a gain before income taxes of  $4.8 million (2010 —  $8.2 million).

  The cost of an available-for-sale security was determined based on the average cost. Available-for-sale securities are carried at fair value and comprise the following:

	September 30, 2011	December 31, 2010
Available-for-sale securities in an unrealized gain position
Cost	$89,477	$50,958
Unrealized gains in accumulated other comprehensive income	17,558	48,151

Estimated fair value	107,035	99,109

Available-for-sale securities in an unrealized loss position
Cost	$44,381	—
Unrealized losses in accumulated other comprehensive income	(3,455)	—

Estimated fair value	40,926	—

Total estimated fair value of available-for-sale securities	$147,961	$99,109

  The Company's investments in available-for-sale securities consist primarily of investments in common shares of entities in the mining industry. At September 30, 2011 the pre-impairment fair value of investments in an unrealized loss position was  $43.6 million with a total unrealized loss of  $6.9 million. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the impairment. As a result of that evaluation, the Company wrote down certain available-for-sale securities by  $3.4 million for the three months ended September 30, 2011 that were considered other-than-temporarily impaired.

  For the remainder of the investments after the other-than-temporary impairment write-down, approximately 27.7% of the total fair value of investments are in an unrealized loss position. The Company also evaluated these securities in relation to the severity and duration (less than three months) of the impairment. Based on that evaluation and the Company's ability and intent to hold those investments for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company does not consider those investments to be other-than-temporarily impaired as at September 30, 2011.

LONG-TERM DEBT	9 Months Ended
Sep. 30, 2011
LONG-TERM DEBT
LONG-TERM DEBT

8.     LONG-TERM DEBT

  On August 4, 2011, the Company amended and restated its credit facilities. The total amount available under the credit facilities remains unchanged at  $1.2 billion, however, the maturity date was extended from June 22, 2014 to June 22, 2016.

  During the three months ended September 30, 2011, the Company drew down  $50.0 million, net, from the credit facilities (2010 — repaid  $20.0 million). At September 30, 2011, the credit facilities were drawn down by  $50.0 million (December 31, 2010 —  $50.0 million).

  Total long-term debt interest costs incurred during the three and nine months ended September 30, 2011 was  $10.7 million (2010 —  $9.7 million) and  $31.0 million (2010 —  $29.5 million), respectively. Total interest costs capitalized to property, plant and mine development for the three and nine months ended September 30, 2011 was  $0.6 million (2010 — nil) and  $0.8 million (2010 —  $4.6 million), respectively. The outstanding long-term debt balance as at September 30, 2011 relates to the notes entered into in April 2010 and the  $50.0 million outstanding on the credit facilities.

FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2011
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

9.     FINANCIAL INSTRUMENTS

  In the first quarter of 2011, to mitigate the risks associated with fluctuating zinc prices, the Company entered into a zero-cost collar to hedge the price on a portion of zinc associated with the LaRonde Mine's 2011 production. The purchase of zinc put options has been financed through selling zinc call options at a higher level such that the net premium payable to the counterparty by the Company is nil.

  A total of 20,000 metric tonnes (2010 — 15,000 metric tonnes) of zinc call options were written at a strike price of  $2,500 (2010 —  $2,500) per metric tonne with 2,000 metric tonnes (2010 — 1,500 metric tonnes) expiring each month beginning February 28, 2011 (2010 — March 31, 2010). A total of 20,000 metric tonnes (2010 — 15,000 metric tonnes) of zinc put options were purchased at a strike price of  $2,200 (2010 —  $2,200) per metric tonne with 2,000 metric tonnes (2010 — 1,500 metric tonnes) expiring each month beginning February 28, 2011 (2010 — March 31, 2010). While setting a minimum price, the zero-cost collar strategy also limits participation to zinc prices above  $2,500 (2010 —  $2,500) per metric tonne. These contracts did not qualify for hedge accounting under ASC 815 — Derivatives and Hedging. Gains or losses, along with mark-to-market adjustments are recognized in the gain on derivative financial instruments component of the consolidated statements of income (loss) and comprehensive income (loss). The options that expired during the first quarter of 2011 and 2010 expired out of the money. The options that expired during the second quarter of 2011 resulted in a realized gain of  $0.1 million (2010 —  $1.3 million). The options that expired during the third quarter of 2011 resulted in a realized gain of  $0.8 million (2010 —  $0.8 million). As at September 30, 2011, the Company had an unrealized mark-to-market gain of  $3.0 million (2010 —  $0.4 million).

  The Company utilizes foreign exchange hedges to reduce the variability in expected future cash flows arising from changes in foreign currency exchange. The hedged items represent a portion of the Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2011 and 2012.

  As at September 30, 2011, forward contracts with an ineffective cash flow hedging relationship that did not qualify for hedge accounting, hedged  $60 million of 2011 expenditures and nil of 2012 expenditures.  $20 million will expire each month during the fourth quarter of 2011 at an average rate of US $1.00 = C $0.99. There were no similar foreign exchange forward contracts in the first nine months of 2010. The hedges that expired for the three and nine months ended September 30, 2011 resulted in a realized loss of  $0.4 million and realized gain of  $0.4 million, respectively. As of September 30, 2011 the Company recognized a mark-to-market loss of  $4.3 million in the "Gain (loss) on derivative financial instruments" line item of the consolidated statements of income (loss) and comprehensive income (loss).

  As at September 30, 2011, forward contracts with a cash flow hedging relationship that did qualify for hedge accounting, hedged  $60 million of 2011 expenditures and  $240 million of 2012 expenditures.  $20 million will expire each month during 2012 at an average rate of US $1.00 = C $0.99. There were no similar effective foreign exchange forward contracts in the first nine months of 2010. No effective hedges expired for the three and nine months ended September 30, 2011. As of September 30, 2011, the Company recognized a mark-to-market loss of  $16.0 million in accumulated other comprehensive income (loss). Amounts deferred in accumulated other comprehensive income (loss) are reclassified to Production expenses, as applicable, when the hedged transaction has occurred.

  The Company's other foreign currency derivative strategies in 2011 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars to Canadian dollars. All of these derivative transactions expired prior to period-end such that no derivatives were outstanding on September 30, 2011. The Company's foreign currency derivative strategy generated  $1.3 million (2010 —  $1.3 million) in call option premiums for the quarter ended September 30, 2011 that were recognized in the "Gain (loss) on derivative financial instruments" line item of the consolidated statements of income (loss) and comprehensive income (loss).

  In addition, the Company recognized a gain of nil on intra-quarter silver financial instruments associated with timing of sales of silver products during the third quarter of 2011. For the nine months ended September 30, 2011, the Company recognized a loss of  $3.4 million on intra-quarter silver financial instruments that were recognized in the "(Gain) loss on derivative financial instruments" line item of the consolidated statements of income (loss) and comprehensive income (loss). There were no silver financial instruments purchased/outstanding during the nine months ended September 30, 2010.

COMMITMENTS, CONTINGENCIES, AND GUARANTEES	9 Months Ended
Sep. 30, 2011
COMMITMENTS, CONTINGENCIES, AND GUARANTEES
COMMITMENTS, CONTINGENCIES, AND GUARANTEES

10.   COMMITMENTS, CONTINGENCIES, AND GUARANTEES

  As part of its ongoing business and operations, the Company has been required to provide assurance in the form of letters of credit for environmental and site restoration costs, custom credits, government grants and other general corporate purposes. As at September 30, 2011, the total amount of these guarantees was  $119.2 million.

SEGMENTED INFORMATION	9 Months Ended
Sep. 30, 2011
SEGMENTED INFORMATION
SEGMENTED INFORMATION

11.   SEGMENTED INFORMATION

  Agnico-Eagle operates in a single industry, namely exploration for and production of gold. The Company's primary operations are in Canada, Mexico and Finland. The Company identifies its reportable segments as those operations whose operating results are reviewed by the Chief Executive Officer and Chief Operating Officer, and that represent more than 10% of the combined revenue, profit or loss or total assets of all reported operating segments. The following are the reporting segments of the Company and reflect how the Company manages its business and how it classifies its operations for planning and measuring performance:

Canada:	LaRonde Mine, Lapa Mine, Goldex Mine, Meadowbank Mine and the Regional Office
Europe:	Kittila Mine
Latin America:	Pinos Altos Mine and the Creston Mascota deposit at Pinos Altos
Exploration:	USA Exploration office, Europe Exploration office, Canada Exploration office, Meliadine Mine Project and the Latin America Exploration office

  The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies. There are no transactions between the reported segments affecting revenue. Production costs for the reported segments are net of intercompany transactions. The goodwill of  $200.1 million on the consolidated balance sheets relates to the Meliadine Mine Project that is a component of the Exploration segment.

  Corporate Head Office assets are included in the Canada category and specific corporate income and expense items are noted separately below.

  The Meadowbank Mine achieved commercial production on March 1, 2010. The Creston Mascota deposit at Pinos Altos achieved commercial production on March 1, 2011.

Three Months Ended September 30, 2011	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Gain	Loss on Goldex Mine	Segment Income Gain (Loss)
Canada	$352,514	$169,243	$50,133	$—	$(12,581)	$298,183	$(152,464)
Europe	62,165	27,648	6,939	—	(2,355)	—	29,933
Latin America	105,858	40,299	10,032	—	(5,770)	—	61,297
Exploration	—	—	—	9,610	(714)	—	(8,896)

	$520,537	$237,190	$67,104	$9,610	$(21,420)	$298,183	$(70,130)

Segment income							$(70,130)
Corporate and Other (Loss)
Interest and sundry loss							(46)
Loss on sale and write-down of available-for-sale securities							(3,402)
Loss on derivative financial instruments							(1,678)
General and administrative expenses							(20,410)
Interest expense							(14,918)

Loss before income, mining and federal capital taxes							$(110,584)

Three Months Ended September 30, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss	Segment Income Gain (Loss)
Canada	$303,463	$144,084	$36,731	$—	$12,186	$110,462
Europe	51,225	24,155	6,241	—	4,793	16,036
Latin America	43,790	28,435	5,173	—	706	9,476
Exploration	—	—	—	19,491	—	(19,491)

	$398,478	$196,674	$48,145	$19,491	$17,685	$116,483

Segment income						$116,483
Corporate and Other Income (Loss)
Interest and sundry income						1,784
Gain on sale of available-for-sale securities						7,839
Loss on derivative financial instruments						(1,330)
Net gain on acquisition of assets						57,526
Gain on sale of mining property						8,888
General and administrative expenses						(19,925)
Provincial capital tax						6,934
Interest expense						(14,722)

Income before income, mining and federal capital taxes						$163,477

Nine Months Ended September 30, 2011	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation (Gain) Loss	Loss on Goldex Mine	Segment Income Gain (Loss)
Canada	$928,228	$456,634	$143,104	$—	$(893)	$298,183	$31,200
Europe	163,391	82,340	19,716	—	1,432	—	59,903
Latin America	274,677	109,537	25,448	—	(5,101)	—	144,793
Exploration	—	—	—	43,877	(80)	—	(43,797)

	$1,366,296	$648,511	$188,268	$43,877	$(4,642)	$298,183	$192,099

Segment income							$192,099
Corporate and Other Income (Loss)
Interest and sundry loss							(22)
Gain on sale and write-down of available-for-sale securities							1,412
Gain on derivative financial instruments							654
General and administrative expenses							(79,684)
Interest expense							(42,915)

Income before income, mining and federal capital taxes							$71,544

Nine Months Ended September 30, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss	Segment Income Gain (Loss)
Canada	$751,646	$355,672	$90,180	$—	$8,509	$297,285
Europe	120,438	65,110	19,531	—	106	35,691
Latin America	111,433	60,692	12,940	—	544	37,257
Exploration	—	—	—	39,950	—	(39,950)

	$983,517	$481,474	$122,651	$39,950	$9,159	$330,283

Segment income						$330,283
Corporate and Other Income (Loss)
Interest and sundry income						3,943
Gain on sale of available-for-sale securities						8,185
Gain on derivative financial instruments						3,826
Net gain on acquisition of assets						57,526
Gain on sale of mineral property						8,888
General and administrative expenses						(71,595)
Provincial capital tax						6,779
Interest expense						(34,535)

Income before income, mining and federal capital taxes						$313,300

	Total Assets as at
	September 30, 2011	December 31, 2010
Canada	$3,837,263	$4,172,997
Europe	741,293	679,258
Mexico	671,677	619,263
Exploration	293,818	28,833

	$5,544,051	$5,500,351

GENERAL AND ADMINISTRATIVE	9 Months Ended
Sep. 30, 2011
GENERAL AND ADMINISTRATIVE
GENERAL AND ADMINISTRATIVE

12.   GENERAL AND ADMINISTRATIVE

  Due to a kitchen fire at the Meadowbank Mine in March 2011, the Company recognized, during the three months ended March 31, 2011, a loss on disposal of the kitchen of  $6.9 million, and incurred related costs of  $5.3 million, and also recognized an insurance receivable for  $9.1 million. The difference of  $3.1 million was recognized in the "General and administrative" line item of the consolidated statements of income (loss) and comprehensive income (loss) during the first quarter of 2011. The Company's exposure to insurance losses related to this claim is limited to the  $3.1 million exposure through its captive insurance company. An insurance receivable was recognized (net of  $2.0 million of insurance proceeds received during the third quarter of 2011) for the full amount, including any additional reimbursable costs incurred in subsequent periods, and there was no impact on the "General and administrative" line item of the consolidated statements of income (loss) and comprehensive income (loss) during the second or third quarter of 2011.

LOSS ON GOLDEX MINE	9 Months Ended
Sep. 30, 2011
LOSS ON GOLDEX MINE
LOSS ON GOLDEX MINE

13.   LOSS ON GOLDEX MINE

  On October 19, 2011, the Company announced that it was suspending mining operations and gold production at the Goldex Mine in Quebec, Canada effective immediately. This decision followed the receipt of an opinion from a second rock mechanics consulting firm which recommended that underground mining operations be halted.

  It appears that a weak volcanic rock unit in the hanging wall of the Goldex Mine deposit has failed. This rock failure is thought to extend between the top of the deposit and surface. As a result, this structure has allowed ground water to flow into the mine. This water flow has likely contributed to further weakening and movement of the rock mass.

  The mill processed feed from the remaining surface stockpile in October.

  As the conditions resulting in the decision to suspend mining operations existed as at September 30, 2011, Agnico-Eagle has written off its investment in the Goldex Mine (net of expected residual value), has written off the underground ore stockpile, and has made an asset retirement obligation provision for the anticipated costs of remediation in the third quarter of 2011. Given the amount of uncertainty in estimating the fair value of the Goldex Mine property, plant, and mine development, the Company determined that the fair value at September 30, 2011 is equal to the residual value. All of the remaining 1.6 million ounces of proven and probable gold reserves at the Goldex Mine, other than the ore stockpiled on surface, will be reclassified as mineral resources. The Goldex Mine is part of the "Canada" segment as shown in Note 11.

Loss on Goldex Mine property, plant, and mine development	$237,142
Loss on underground ore stockpile	16,641
Increase in asset retirement obligation	44,400

Loss on Goldex Mine (before income and mining taxes)	298,183
Income and mining taxes	(104,370)

Loss on Goldex Mine (after income and mining taxes)	$193,813

  The asset retirement obligation provision for the anticipated costs of remediation associated with the Company's Goldex Mine requires management to make estimates and judgments that affect the reported amount. In making judgments in accordance with US GAAP, the Company uses estimates based on historical experience and various assumptions that are considered reasonable in the circumstances. Actual results may differ from these estimates.

SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

14.   SUBSEQUENT EVENTS

  On October 13, 2011, the Company formally commenced its previously announced take-over bid (the "Offer") to acquire all of the outstanding common shares of Grayd Resource Corporation ("Grayd") at a price of C $2.80 per share. The transaction is valued at approximately C $275 million on a fully-diluted basis. Grayd shareholders will be entitled to receive, at their option, for each Grayd share they own, either C $2.80 in cash or 0.04039 of an Agnico-Eagle share and C $0.05 in cash, in each case subject to pro ration. The maximum amount of cash payable by Agnico-Eagle under the Offer will be equal to two-thirds of the total consideration (approximately C $183 million). The maximum number of shares issuable by Agnico-Eagle under the Offer will be approximately 2.7 million. The Offer is open for acceptance until November 18, 2011.

  In addition, a class action lawsuit was filed in the United States District Court for the Southern District of New York on November 7, 2011 against the Company and certain of its officers and a former officer seeking damages based on alleged violations of Sections 10(b) and 20(a) of the United States Securities Exchange Act of 1934 arising from the announcement by the Company on October 19, 2011 of a decision to suspend operations at its Goldex Mine. The Company believes the action to be without merit and intends to vigorously defend the action.

COMPARATIVE FIGURES	9 Months Ended
Sep. 30, 2011
COMPARATIVE FIGURES
COMPARATIVE FIGURES

15.   COMPARATIVE FIGURES

  Certain figures in the comparative consolidated financial statements have been reclassified from statements previously presented to conform to the presentation of the 2011 interim consolidated financial statements.

ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2011
ACCOUNTING POLICIES
Fair Value Accounting

Fair Value Accounting

In January 2010, the Financial Accounting Standards Board ("FASB") guidance for fair value measurements and disclosures was updated to require additional disclosures. The updated guidance was effective for the Company's fiscal year beginning January 1, 2010, with the exception of the Level 3 disaggregation which was effective for the Company's fiscal year beginning January 1, 2011. Adoption of this updated guidance had no impact on the Company's financial position, results of operation or cash flows. See Note 4 for details regarding the Company's assets and liabilities measured at fair value.

Business Combinations

Business Combinations

In December 2010, the Accounting Standards Codification ("ASC") guidance for business combinations was updated to clarify existing guidance which requires a public entity to disclose pro forma revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual period only. The update also expands the supplemental pro forma disclosures required to include a description of the nature and amount of material, non-recurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. Adoption of this updated guidance, effective for the Company's fiscal year beginning January 1, 2011, had no impact on the Company's financial position, results of operations or cash flows.

Revenue Recognition Multiple-Deliverable Revenue Arrangements

Revenue Recognition — Multiple-Deliverable Revenue Arrangements

In October 2009, the FASB issued an amendment to its guidance on multiple - deliverable revenue arrangements which is effective for fiscal years beginning on or after June 15, 2010. This updated guidance addresses accounting and reporting for arrangements under which the vendor will perform multiple revenue - generating activities, including how to separate deliverables and measure and allocate the arrangement consideration. This amendment also significantly expands the disclosure requirements related to a vendor's multiple-deliverable revenue arrangement. Based on the Company's assessment, these changes did not have an impact on its current accounting for revenue or required disclosures.

FAIR VALUE MEASUREMENT (Tables)	9 Months Ended
Sep. 30, 2011
FAIR VALUE MEASUREMENT
Schedule of assets and liabilities that are measured at fair value on a recurring basis

	Total	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents, and short-term investments(1)	$7,212	$—	$7,212	$—
Available-for-sale securities(2)(3)	147,961	145,228	2,733	—
Trade receivables(4)	78,779	—	78,779	—
Derivative assets(3)	—	—	—	—

	$233,952	$145,228	$88,724	$—

Financial liabilities:
Derivative liabilities(3)	$17,308	$—	$17,308	$—

  (1)
  Fair value approximates the carrying value due to the short-term nature.

  (2)
  Recorded at fair value using quoted market prices.

  (3)
  Recorded at fair value based on broker-dealer quotations.

  (4)
  Trade receivables from provisional invoices for concentrate sales are included within Level 2 as they are valued using quoted forward rates derived from observable market data on the month of expected settlement.

SHAREHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2011
SHAREHOLDERS' EQUITY
Schedule of maximum number of common shares that would be outstanding if All instruments outstanding were exercised

  The following table presents the maximum number of common shares that would be outstanding if all instruments outstanding at September 30, 2011 were exercised:

Common shares outstanding at September 30, 2011	169,377,973
Employees' stock options	8,960,551
Warrants	8,600,000
Restricted share unit plan	50,391

186,988,915

Schedule of changes in common stock outstanding

  The following table illustrates the changes in common shares outstanding for the nine months ended September 30, 2011:

	# of Shares	$ Amount
Common shares outstanding, beginning of period	168,720,355	3,078,217
Shares issued under Employee Stock Option Plan	306,688	16,972
Shares issued under Incentive Share Purchase Plan	223,191	14,238
Shares issued under Dividend Reinvestment Plan	134,990	8,494
Restricted share unit plan	(7,251)	(854)

Common shares outstanding, end of period	169,377,973	3,117,067

Schedule of reconciliation for weighted average number of common shares in calculation of basic and diluted income per share

	Three months ended September 30,		Nine months ended September 30,
	2011	2010	2011	2010
Net income (loss)	$(81,614)	$121,461	$32,475	$244,153

Weighted average number of common shares outstanding — basic (in thousands)	169,238	167,461	169,055	160,353
Add: Dilutive impact of employee stock options	—	1,131	1,094	1,131
Dilutive impact of warrants	—	2,040	2,447	1,811
Dilutive impact of treasury shares related to restricted share unit plan	—	47	50	47

Weighted average number of common shares outstanding — diluted (in thousands)	169,238	170,679	172,646	163,342

Net income (loss) per share — basic	$(0.48)	$0.73	$0.19	$1.52

Net income (loss) per share — diluted	$(0.48)	$0.71	$0.19	$1.49

STOCK-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2011
STOCK-BASED COMPENSATION
Stock option activity

	Nine months ended September 30, 2011
	# of Options	Weighted average exercise price
		(C $)
Outstanding, beginning of period	6,762,704	$56.94
Granted	2,620,785	$76.24
Exercised	(306,688)	$43.56
Cancelled	(116,250)	$67.40

Outstanding, end of period	8,960,551	$62.91

Options exercisable at end of period	5,115,072	$59.40

Schedule of weighted average assumptions under the Black-Scholes option pricing model

	2011	2010
Risk-free interest rate	1.95%	1.86%
Expected life of options (in years)	2.5	2.5
Expected volatility of the Company's share price	34.63%	43.85%
Expected dividend yield	0.89%	0.42%

AVAILABLE-FOR-SALE SECURITIES (Tables)	9 Months Ended
Sep. 30, 2011
AVAILABLE-FOR-SALE SECURITIES
Available-for-sale securities roll forward from cost to fair value

	September 30, 2011	December 31, 2010
Available-for-sale securities in an unrealized gain position
Cost	$89,477	$50,958
Unrealized gains in accumulated other comprehensive income	17,558	48,151

Estimated fair value	107,035	99,109

Available-for-sale securities in an unrealized loss position
Cost	$44,381	—
Unrealized losses in accumulated other comprehensive income	(3,455)	—

Estimated fair value	40,926	—

Total estimated fair value of available-for-sale securities	$147,961	$99,109

SEGMENTED INFORMATION (Tables)	9 Months Ended
Sep. 30, 2011
SEGMENTED INFORMATION
Segment reporting information

Three Months Ended September 30, 2011	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Gain	Loss on Goldex Mine	Segment Income Gain (Loss)
Canada	$352,514	$169,243	$50,133	$—	$(12,581)	$298,183	$(152,464)
Europe	62,165	27,648	6,939	—	(2,355)	—	29,933
Latin America	105,858	40,299	10,032	—	(5,770)	—	61,297
Exploration	—	—	—	9,610	(714)	—	(8,896)

	$520,537	$237,190	$67,104	$9,610	$(21,420)	$298,183	$(70,130)

Segment income							$(70,130)
Corporate and Other (Loss)
Interest and sundry loss							(46)
Loss on sale and write-down of available-for-sale securities							(3,402)
Loss on derivative financial instruments							(1,678)
General and administrative expenses							(20,410)
Interest expense							(14,918)

Loss before income, mining and federal capital taxes							$(110,584)

Three Months Ended September 30, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss	Segment Income Gain (Loss)
Canada	$303,463	$144,084	$36,731	$—	$12,186	$110,462
Europe	51,225	24,155	6,241	—	4,793	16,036
Latin America	43,790	28,435	5,173	—	706	9,476
Exploration	—	—	—	19,491	—	(19,491)

	$398,478	$196,674	$48,145	$19,491	$17,685	$116,483

Segment income						$116,483
Corporate and Other Income (Loss)
Interest and sundry income						1,784
Gain on sale of available-for-sale securities						7,839
Loss on derivative financial instruments						(1,330)
Net gain on acquisition of assets						57,526
Gain on sale of mining property						8,888
General and administrative expenses						(19,925)
Provincial capital tax						6,934
Interest expense						(14,722)

Income before income, mining and federal capital taxes						$163,477

Nine Months Ended September 30, 2011	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation (Gain) Loss	Loss on Goldex Mine	Segment Income Gain (Loss)
Canada	$928,228	$456,634	$143,104	$—	$(893)	$298,183	$31,200
Europe	163,391	82,340	19,716	—	1,432	—	59,903
Latin America	274,677	109,537	25,448	—	(5,101)	—	144,793
Exploration	—	—	—	43,877	(80)	—	(43,797)

	$1,366,296	$648,511	$188,268	$43,877	$(4,642)	$298,183	$192,099

Segment income							$192,099
Corporate and Other Income (Loss)
Interest and sundry loss							(22)
Gain on sale and write-down of available-for-sale securities							1,412
Gain on derivative financial instruments							654
General and administrative expenses							(79,684)
Interest expense							(42,915)

Income before income, mining and federal capital taxes							$71,544

Nine Months Ended September 30, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss	Segment Income Gain (Loss)
Canada	$751,646	$355,672	$90,180	$—	$8,509	$297,285
Europe	120,438	65,110	19,531	—	106	35,691
Latin America	111,433	60,692	12,940	—	544	37,257
Exploration	—	—	—	39,950	—	(39,950)

	$983,517	$481,474	$122,651	$39,950	$9,159	$330,283

Segment income						$330,283
Corporate and Other Income (Loss)
Interest and sundry income						3,943
Gain on sale of available-for-sale securities						8,185
Gain on derivative financial instruments						3,826
Net gain on acquisition of assets						57,526
Gain on sale of mineral property						8,888
General and administrative expenses						(71,595)
Provincial capital tax						6,779
Interest expense						(34,535)

Income before income, mining and federal capital taxes						$313,300

Segment assets by geographical area

	Total Assets as at
	September 30, 2011	December 31, 2010
Canada	$3,837,263	$4,172,997
Europe	741,293	679,258
Mexico	671,677	619,263
Exploration	293,818	28,833

	$5,544,051	$5,500,351

LOSS ON GOLDEX MINE (Tables)	9 Months Ended
Sep. 30, 2011
LOSS ON GOLDEX MINE
Schedule of loss on Goldex Mine

Loss on Goldex Mine property, plant, and mine development	$237,142
Loss on underground ore stockpile	16,641
Increase in asset retirement obligation	44,400

Loss on Goldex Mine (before income and mining taxes)	298,183
Income and mining taxes	(104,370)

Loss on Goldex Mine (after income and mining taxes)	$193,813

FAIR VALUE MEASUREMENT (Details) (Fair value measured on recurring basis, USD $) In Thousands	Sep. 30, 2011
Total
Financial assets:
Cash equivalents, short-term investments	$ 7,212
Available-for-sale securities	147,961
Trade receivables	78,779
Total financial assets	233,952
Financial liabilities:
Derivative liabilities	17,308
Level 1
Financial assets:
Available-for-sale securities	145,228
Total financial assets	145,228
Level 2
Financial assets:
Cash equivalents, short-term investments	7,212
Available-for-sale securities	2,733
Trade receivables	78,779
Total financial assets	88,724
Financial liabilities:
Derivative liabilities	$ 17,308

SHAREHOLDERS' EQUITY (Details)	3 Months Ended						9 Months Ended
	Sep. 30, 2011 USD ( $)	Sep. 30, 2011 CAD	Mar. 31, 2011 USD ( $) frequency	Sep. 30, 2010 USD ( $)	Sep. 30, 2010 CAD	Mar. 31, 2010 USD ( $) frequency	Sep. 30, 2011 USD ( $)	Sep. 30, 2011 CAD	Sep. 30, 2010 USD ( $)	Sep. 30, 2010 CAD
SHAREHOLDERS' EQUITY
Amount transferred to an employee benefit trust to fund restricted share unit plan			$ 3,700,000			$ 4,000,000
Number of times per year the employee benefit trust is funded (in times per year)			1			1
Common shares outstanding at September 30, 2011 (in shares)	169,377,973	169,377,973					169,377,973	169,377,973
Employees' stock options (in shares)	8,960,551	8,960,551					8,960,551	8,960,551
Warrants (in shares)	8,600,000	8,600,000					8,600,000	8,600,000
Restricted share unit plan (in shares)	50,391	50,391					50,391	50,391
Maximum number of common shares (in shares)	186,988,915	186,988,915					186,988,915	186,988,915
Stock options granted (in shares)	27,000	27,000		116,000	116,000		2,620,785	2,620,785	2,911,080	2,911,080
Stock options granted - Weighted average exercise price (in Canadian dollars per share)		55.25			66.26			76.24		57.42
Stock options, weighted average exercised (in shares)	89,300	89,300		387,725	387,725		306,688	306,688	673,098	673,098
Cash received from exercise of stock options (in U.S. dollars)	4,600,000			17,100,000			13,500,000		26,600,000
Stock options cancelled (in shares)	24,500	24,500		143,750	143,750		116,250	116,250	196,800	196,800
Stock options cancelled - weighted-average exercise price (in Canadian dollars per share)		69.37			58.63			67.4		57.84
Changes in Common Shares outstanding
Common shares outstanding, beginning of period (in shares)			168,720,355				168,720,355	168,720,355
Common shares, beginning of period, (in U.S. dollars)			3,078,217,000				3,078,217,000
Shares issued under Employee Stock Option Plan, (in U.S. dollars)							16,972,000
Shares issued under Employee Stock Option Plan (in shares)							306,688	306,688
Shares issued under Incentive Share Purchase Plan, (in U.S. dollars)							14,238,000
Shares issued under Incentive Share Purchase Plan (in shares)							223,191	223,191
Shares issued under Dividend Reinvestment Plan, (in U.S. dollars)							8,494,000
Shares issued under Dividend Reinvestment Plan (in shares)							134,990	134,990
Restricted share unit plan, amount (in U.S. dollars)							(854,000)
Restricted share unit plan (in shares)							(7,251)	(7,251)
Common shares, end of period, (in U.S. dollars)	3,117,067,000						3,117,067,000
Common shares outstanding, end of period (in shares)	169,377,973	169,377,973					169,377,973	169,377,973
Net income per share
Net income (loss)	$ (81,614,000)			$ 121,461,000			$ 32,475,000		$ 244,153,000
Weighted average number of common shares outstanding - basic (in shares)	169,238,000	169,238,000		167,461,000	167,461,000		169,055,000	169,055,000	160,353,000	160,353,000
Add : Dilutive impact of employee stock options (in shares)				1,131,000	1,131,000		1,094,000	1,094,000	1,131,000	1,131,000
Dilutive impact of warrants (in shares)				2,040,000	2,040,000		2,447,000	2,447,000	1,811,000	1,811,000
Dilutive impact of treasury shares related to restricted share unit plan (in shares)				47,000	47,000		50,000	50,000	47,000	47,000
Weighted average number of common shares outstanding - diluted (in shares)	169,238,000	169,238,000		170,679,000	170,679,000		172,646,000	172,646,000	163,342,000	163,342,000
Net income (loss) per share - basic (in dollars per share)	$ (0.48)			$ 0.73			$ 0.19		$ 1.52
Net income (loss) per share - diluted (in dollars per share)	$ (0.48)			$ 0.71			$ 0.19		$ 1.49
Employee stock options excluded from the computation of diluted weighted average common shares (in shares)				1,033,525	1,033,525		738,321	738,321	1,033,525	1,033,525

STOCK-BASED COMPENSATION (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2011 CAD	Sep. 30, 2010 CAD	Sep. 30, 2011 CAD	Sep. 30, 2010 CAD	Sep. 30, 2011 Stock options CAD year	Sep. 30, 2010 Stock options year
Stock options activity
Options outstanding, beginning of year (in shares)					6,762,704
Options granted (in shares)	27,000	116,000	2,620,785	2,911,080	2,620,785
Options exercised (in shares)	(89,300)	(387,725)	(306,688)	(673,098)	(306,688)
Options cancelled (in shares)	(24,500)	(143,750)	(116,250)	(196,800)	(116,250)
Options outstanding, end of year (in shares)	8,960,551		8,960,551		8,960,551
Options exercisable at end of period (in shares)					5,115,072
Weighted average exercise price
Outstanding, beginning of year, weighted average exercise price (in Canadian dollars per share)					56.94
Granted, weighted average exercise price (in Canadian dollars per share)	55.25	66.26	76.24	57.42	76.24
Exercised, weighted average exercise price (in Canadian dollars per share)					43.56
Cancelled, weighted average exercise price (in Canadian dollars per share)					67.4
Outstanding, end of year, weighted average exercise price (in Canadian dollars per share)					62.91
Options exercisable at end of period (in Canadian dollars per share)					59.4
Fair value of options weighted average assumptions:
Pricing model used for valuation of options					Black Scholes	Black Scholes
Risk-free interest rate (as a percent)					1.95%	1.86%
Expected life of options (in years)					2.5	2.5
Expected volatility of the Company's share price (as a percent)					34.63%	43.85%
Expected dividend yield (as a percent)					0.89%	0.42%

AVAILABLE-FOR-SALE SECURITIES (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
AVAILABLE-FOR-SALE SECURITIES
Proceeds from sale of available-for-sale securities		$ 11,100,000	$ 9,300,000	$ 11,600,000
Gain on sale of available-for-sale securities	(3,402,000)	7,839,000	1,412,000	8,185,000
Schedule of Available-for-sale Securities
Estimated fair value	147,961,000		147,961,000		99,109,000
Available-for-sale securities in an unrealized gain position
Schedule of Available-for-sale Securities
Cost	89,477,000		89,477,000		50,958,000
Unrealized gains (losses) in accumulated other comprehensive income	17,558,000		17,558,000		48,151,000
Estimated fair value	107,035,000		107,035,000		99,109,000
Available-for-sale securities in an unrealized loss position
Schedule of Available-for-sale Securities
Cost	44,381,000		44,381,000
Unrealized gains (losses) in accumulated other comprehensive income	(3,455,000)		(3,455,000)
Estimated fair value	40,926,000		40,926,000
Maximum duration of impairment for investments in available-for-sale securities (in months)			3
Fair value of investments in an unrealized loss position	43,600,000		43,600,000
Total unrealized loss	6,900,000		6,900,000
Investment written down	$ 3,400,000
Percentage of total fair value of investments in unrealized loss position	27.70%		27.70%

LONG-TERM DEBT (Details) (USD $)	3 Months Ended		9 Months Ended		3 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011 Credit Facilities	Sep. 30, 2010 Credit Facilities	Aug. 04, 2011 Credit Facilities	Dec. 31, 2010 Credit Facilities
Debt instrument
Maximum borrowing capacity of line of credit							$ 1,200,000,000
Amount repaid of the credit facility during the period					50,000,000	(20,000,000)
Amount drawn down on the credit facility					50,000,000			50,000,000
Long-term debt interest costs	10,700,000	9,700,000	31,000,000	29,500,000
Interest costs capitalized for property, plant and mine development	$ 600,000		$ 800,000	$ 4,600,000

FINANCIAL INSTRUMENTS (Details)	3 Months Ended		9 Months Ended				3 Months Ended	9 Months Ended				9 Months Ended				3 Months Ended				4 Months Ended	9 Months Ended
	Sep. 30, 2011 USD ( $)	Sep. 30, 2010 USD ( $)	Sep. 30, 2011 USD ( $)	Sep. 30, 2010 USD ( $)	Sep. 30, 2011 Designated as hedges Foreign exchange forward contract USD ( $)	Sep. 30, 2011 Designated as hedges Foreign exchange forward contract CAD	Sep. 30, 2011 Not designated as hedges Foreign exchange forward contract USD ( $)	Sep. 30, 2011 Not designated as hedges Foreign exchange forward contract USD ( $)	Sep. 30, 2011 Not designated as hedges Foreign exchange forward contract CAD	Sep. 30, 2011 Call Options Written USD ( $)	Sep. 30, 2010 Call Options Written USD ( $)	Sep. 30, 2011 Call Options Written Zinc MT usdperMT	Sep. 30, 2010 Call Options Written Zinc MT usdperMT	Sep. 30, 2011 Put options purchased Zinc MT usdperMT	Sep. 30, 2010 Put options purchased Zinc MT usdperMT	Sep. 30, 2011 Foreign exchange forward contract USD ( $)	Sep. 30, 2011 Zinc USD ( $) usdperMT	Jun. 30, 2011 Zinc USD ( $)	Sep. 30, 2010 Zinc USD ( $) usdperMT	Jul. 31, 2010 Zinc USD ( $)	Sep. 30, 2011 Zinc USD ( $) usdperMT	Sep. 30, 2010 Zinc USD ( $) usdperMT	Sep. 30, 2011 Silver USD ( $)
Derivative
Zinc options (in metric tonnes)												20,000	15,000	20,000	15,000
Strike price for option (in dollars per metric tonne)												2,500	2,500	2,200	2,200
Options expiring each month, beginning from February 28 (2011) or March 31 (2010) (in metric tonnes)												2,000	1,500	2,000	1,500
Limit for participation, zinc prices set by zero-cost collar strategy (per metric tonne)																	2,500		2,500		2,500	2,500
Gain (Loss) on derivative financial instruments	$ (1,678,000)	$ (1,330,000)	$ 654,000	$ 3,826,000			$ (400,000)	$ 400,000									$ 800,000	$ 100,000	$ 800,000	$ 1,300,000
Unrealized mark-to-market gain																43,000,000					3,000,000	400,000
Exchange rate under foreign exchange forward contract (in CAD per US dollar)						0.99			0.99
Amount of expenditures hedged					60,000,000		60,000,000	60,000,000
Amount of future expenditures hedged					240,000,000
Amount of expenditures hedged, expiring each month					20,000,000		20,000,000	20,000,000
Call option premiums generated										1,300,000	1,300,000
Gain (loss) recognized in consolidated statement of income and comprehensive income					$ (16,000,000)			$ (4,300,000)															$ (3,400,000)

COMMITMENTS, CONTINGENCIES, AND GUARANTEES (Details) (USD $) In Millions	Sep. 30, 2011
COMMITMENTS, CONTINGENCIES, AND GUARANTEES
Guarantees provided in the form of letters of credit	$ 119.2

SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments	10.00%		10.00%
Segment reporting Information
Goodwill	$ 200,064		$ 200,064		$ 200,064
Revenues from Mining Operations	520,537	398,478	1,366,296	983,517
Production Costs	237,190	196,674	648,511	481,474
Amortization	67,104	48,145	188,268	122,651
Exploration and Corporate Development	9,610	19,491	43,877	39,950
Foreign currency translation loss (gain)	(21,420)	17,685	(4,642)	9,159
Segment Income Gain (Loss)	(70,130)	116,483	192,099	330,283
Interest and sundry income (loss)	(46)	1,784	(22)	3,943
Goldex write-off	298,183		298,183
Gain on sale of available-for-sale securities	(3,402)	7,839	1,412	8,185
Gain (Loss) on derivative financial instruments	(1,678)	(1,330)	654	3,826
Net gain on acquisition of assets		57,526
Gain on sale of mining property		8,888		8,888
General and administrative expenses	(20,410)	(19,925)	(79,684)	(71,595)
Provincial capital tax		6,934		6,779
Interest expense	(14,918)	(14,722)	(42,915)	(34,535)
Income (loss) before income and mining taxes	(110,584)	163,477	71,544	313,300
Total Assets	5,544,051		5,544,051		5,500,351
Canada
Segment reporting Information
Revenues from Mining Operations	352,514	303,463	928,228	751,646
Production Costs	169,243	144,084	456,634	355,672
Amortization	50,133	36,731	143,104	90,180
Foreign currency translation loss (gain)	(12,581)	12,186	(893)	8,509
Segment Income Gain (Loss)	(152,464)	110,462	31,200	297,285
Goldex write-off	298,183		298,183
Total Assets	3,837,263		3,837,263		4,172,997
Europe
Segment reporting Information
Revenues from Mining Operations	62,165	51,225	163,391	120,438
Production Costs	27,648	24,155	82,340	65,110
Amortization	6,939	6,241	19,716	19,531
Foreign currency translation loss (gain)	(2,355)	4,793	1,432	106
Segment Income Gain (Loss)	29,933	16,036	59,903	35,691
Total Assets	741,293		741,293		679,258
Latin America
Segment reporting Information
Revenues from Mining Operations	105,858	43,790	274,677	111,433
Production Costs	40,299	28,435	109,537	60,692
Amortization	10,032	5,173	25,448	12,940
Foreign currency translation loss (gain)	(5,770)	706	(5,101)	544
Segment Income Gain (Loss)	61,297	9,476	144,793	37,257
Mexico
Segment reporting Information
Total Assets	671,677		671,677		619,263
Exploration
Segment reporting Information
Exploration and Corporate Development	9,610	19,491	43,877	39,950
Foreign currency translation loss (gain)	(714)		(80)
Segment Income Gain (Loss)	(8,896)	(19,491)	(43,797)	(39,950)
Total Assets	293,818		293,818		28,833
Corporate and Other Income (Loss)
Segment reporting Information
Interest and sundry income (loss)	(46)	1,784	(22)	3,943
Gain on sale of available-for-sale securities	(3,402)	7,839	1,412	8,185
Gain (Loss) on derivative financial instruments	(1,678)	(1,330)	654	3,826
Net gain on acquisition of assets		57,526		57,526
Gain on sale of mining property		8,888		8,888
General and administrative expenses	(20,410)	(19,925)	(79,684)	(71,595)
Provincial capital tax		6,934		6,779
Interest expense	(14,918)	(14,722)	(42,915)	(34,535)
Income (loss) before income and mining taxes	(110,584)	163,477	71,544	313,300
Meliadine Mine Project
Segment reporting Information
Goodwill	$ 200,100		$ 200,100		$ 200,100

GENERAL AND ADMINISTRATIVE (Details) (Meadowbank Mine Fire, USD $) In Millions	3 Months Ended
	Sep. 30, 2011	Mar. 31, 2011
Meadowbank Mine Fire
GENERAL AND ADMINISTRATIVE
Loss on disposal due to kitchen fire at Meadowbank Mine		$ 6.9
Costs related to disposal of property		5.3
Insurance receivable		9.1
Loss due to fire recognized in the General and Administrative		3.1
Maximum exposure to insurance losses		3.1
Insurance proceeds received	$ 2

LOSS ON GOLDEX MINE (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2011
Loss on suspended operations
Loss on Goldex Mine (before income and mining taxes)	$ 298,183	$ 298,183
Goldex Mine
Loss on suspended operations
Proven and probable gold reserves		1.6
Loss on Goldex Mine property, plant, and mine development	237,142	237,142
Loss on underground ore stockpile	16,641	16,641
Increase in asset retirement obligation	44,400	44,400
Loss on Goldex Mine (before income and mining taxes)	298,183
Income and mining taxes	(104,370)
Loss on Goldex Mine (after income and mining taxes)	$ 193,813

SUBSEQUENT EVENTS (Details) (Grayd Resource Corporation, CAD) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Oct. 31, 2011	Oct. 13, 2011 Numerator Denominator
Subsequent event disclosures
Consideration per common share (in dollars per share)		2.8
Take-over bid, approximate transaction value		275
Share issuable ratio		0.04039
Cash consideration per common share with Agnico-Eagle share (in dollars per share)		0.05
Fraction of total cash consideration payable by Agnico-Eagle, numerator		2
Fraction of total cash consideration payable by Agnico-Eagle, denominator		3
Maximum cash payable to total consideration		183
Maximum number of shares issuable under the offer	2,700,000
Subsequent event disclosures
Consideration per common share (in dollars per share)		2.8
Take-over bid, approximate transaction value		275
Share issuable ratio		0.04039
Cash consideration per common share with Agnico-Eagle share (in dollars per share)		0.05
Fraction of total cash consideration payable by Agnico-Eagle, numerator		2
Fraction of total cash consideration payable by Agnico-Eagle, denominator		3
Maximum cash payable to total consideration		183
Maximum number of shares issuable under the offer	2,700,000

Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document and Entity Information
Entity Registrant Name	AGNICO EAGLE MINES LTD
Entity Central Index Key	0000002809
Document Type	6-K
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3